Segment Information	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

As of September 30, 2025, the Company has two reportable segments: Traditional financial services and Digital assets-related services:

Segments	Business Activities
Traditional financial services		Investment banking services:
	-	Providing capital raising, debt financing, secondary offerings and financial advisory services
	-	Providing corporate consultancy services

Wealth management services:
	-	Providing securities related services for commission and handling income by offering securities dealing and brokerage services, IPO subscription and other financing services
	-	Providing investment advisory services

Asset management services:
	-	Providing asset management services for asset management fee, performance fee and fund subscription fee

Digital assets-related services		Virtual assets trading and related services
	-	Providing services for virtual assets trading, virtual assets spot ETFs subscription and redemption, as well as integrated solutions services

Payment infrastructure
	-	Providing a global digital asset financial platform to enable cross-border payment, treasury functions and card services

Tokenization as a service
	-	Providing services for asset tokenization and the relevant trading activities

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.

The Company’s CODM are the Executive Directors and Chief Executive Officer, who review the operation results by customer base of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. Based on the management’s assessment, the Company has determined that it has two reportable operating segments and the nature of businesses and segments were traditional financial services segment and web-3 related services segment. All assets of the Company are located in Hong Kong and all revenues are all generated in Hong Kong.

Key financial performance measures of the segments are as follows:

Six months ended September 30, 2025

	Traditional financial services segment	Digital assets- related services segment	Corporate	Total
	$’000	$’000	$’000	$’000
Revenues- excluding related party income	334	5,180	-	5,514
Revenues- related party income	328	-	-	328
Total revenues	662	5,180	-	5,842

Marketing and promotion expenses	-	(4)	(511)	(515)
Commission and handling expenses	(93)	(40)	-	(133)
Professional fee	(115)	(248)	(1,310)	(1,673)
Information technology expenses	(32)	(369)	(284)	(685)
Office expenses	(68)	(29)	(336)	(433)
Reversal of provision for expected credit losses	(24)	(11)	-	(35)
Employee benefits expenses	(1,227)	(406)	(40)	(1,673)
Virtual assets service costs	-	(4,665)	-	(4,665)
Share of result of an associate	-	-	3	3
General and administrative expenses	(181)	(192)	(305)	(678)
Total expenses	(1,740)	(5,964)	(2,783)	(10,487)

Interest income	4	2	-	6
Other income	-	-	5	5
Total other income	4	2	5	11

Income (loss) before income tax expense	(1,074)	(782)	(2,778)	(4,634)

Total assets	8,254	16,608	358,304	383,166
Total liabilities	(4,928)	(8,925)	(318)	(14,171)

Net assets	3,326	7,683	357,986	368,995

Six months ended September 30, 2024

	Traditional financial services segment	Digital assets- related services segment	Corporate	Total
	$’000	$’000	$’000	$’000
Revenues - excluding interest income and related party income	630	15	-	645
Revenues - related party income	380	-	-	380
Revenues - interest income	30	-	-	30
Total revenues	1,040	15	-	1,055

Marketing and promotion expenses	-	-	(934)	(934)
Commission and handling expenses	(18)	-	-	(18)
Reversal of provision for expected credit losses	6	-	406	412
Employee benefits expenses	-	-	(4,367)	(4,367)
Referral fee	(139)	-	-	(139)
Share of results of an associate	-	-	(27)	(27)
Impairment loss of long-term investments	-	-	(259)	(259)
Depreciation of property and equipment	-	-	(36)	(36)
Amortization of intangible assets	-	-	(15)	(15)
General and administrative expenses	(320)	(45)	(1,600)	(1,965)
Total expenses	(471)	(45)	(6,832)	(7,348)

Interest income	-	-	34	34
Other income	-	-	4	4
Total other income	-	-	38	38

Income (loss) before income tax expense	569	(30)	(6,794)	(6,255)

Total assets	7,493	14	5,605	13,112
Total liabilities	(6,191)	-	(909)	(7,100)

Net assets (liabilities)	1,302	14	4,696	6,012